Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month Term SOFR + 0.89%, 6.22% (A), 05/25/2034	$ 27,947	$ 27,824
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month Term SOFR + 1.21%, 6.54% (A), 05/15/2036 (B)	399,893	398,525
Series 2022-FL1, Class A,
1-Month SOFR Average + 1.45%, 6.77% (A), 01/15/2037 (B)	600,000	595,313
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 02/22/2028 (B)	900,000	905,520
Series 2023-5A, Class A,
5.78%, 04/20/2028 (B)	400,000	405,810
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month Term SOFR + 1.39%, 6.72% (A), 06/15/2031 (B)	847,288	848,637
BMW Canada Auto Trust
Series 2023-1A, Class A1,
5.43%, 01/20/2026 (B)	CAD 192,868	142,298
Citizens Auto Receivables Trust
Series 2023-1, Class A4,
5.78%, 10/15/2030 (B)	$ 900,000	913,320
DLLMT LLC
Series 2023-1A, Class A2,
5.78%, 11/20/2025 (B)	176,978	176,924
Exeter Automobile Receivables Trust
Series 2023-3A, Class A2,
6.11%, 09/15/2025	408,363	408,555
Ford Credit Auto Owner Trust
Series 2023-A, Class A2B,
1-Month SOFR Average + 0.72%, 6.04% (A), 03/15/2026	440,710	441,130
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month Term SOFR + 1.18%, 6.51% (A), 06/25/2035	228,358	218,026
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2B,
1-Month SOFR Average + 0.82%, 6.14% (A), 10/20/2025	318,321	318,968
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 02/17/2026 (B)	594,765	594,240
LCM XXV Ltd.
Series 25A, Class AR,
3-Month Term SOFR + 1.10%, 6.42% (A), 07/20/2030 (B)	467,504	467,238
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month Term SOFR + 1.28%, 6.61% (A), 06/15/2039 (B)	524,983	518,378

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR Average + 1.55%, 6.87% (A), 01/17/2037 (B)	$ 699,902	$ 695,965
Man GLG Euro CLO VI DAC
Series 6A, Class AR,
3-Month EURIBOR + 0.81%, 4.75% (A), 10/15/2032 (B)	EUR 461,884	494,502
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month Term SOFR + 1.30%, 6.62% (A), 10/15/2030 (B)	$ 213,835	213,829
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month Term SOFR + 0.94%, 6.27% (A), 10/25/2034	212,845	202,437
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month Term SOFR + 1.29%, 6.61% (A), 10/23/2030 (B)	436,535	436,648
Santander Drive Auto Receivables Trust
Series 2023-2, Class A2,
5.87%, 03/16/2026	139,631	139,691
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month Term SOFR + 1.56%, 6.89% (A), 02/17/2032 (B)	140,719	140,895
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR,
3-Month Term SOFR + 1.16%, 6.48% (A), 01/23/2029 (B)	9,094	9,090
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.35%, 6.67% (A), 11/15/2038 (B)	800,000	786,840
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.65%, 6.97% (A), 02/15/2039 (B)	700,000	695,058

Total Asset-Backed Securities (Cost $11,251,026)		11,195,661

CORPORATE DEBT SECURITIES - 19.2%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.
4.70%, 03/15/2033	200,000	195,196
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	288,398

		483,594

Automobiles - 0.4%
Ford Motor Credit Co. LLC
5.80%, 03/05/2027	200,000	200,749
6.80%, 05/12/2028	300,000	311,833

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Hyundai Capital America
3-Month SOFR + 1.15%, 6.50% (A), 08/04/2025 (B)	$ 500,000	$ 502,809
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	300,000	277,861

		1,293,252

Banks - 4.9%
Banco Santander SA
3.49%, 05/28/2030	200,000	181,345
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (C)	400,000	391,682
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (A), 09/15/2027	500,000	506,917
Banque Federative du Credit Mutuel SA
5.90%, 07/13/2026 (B)	200,000	202,640
CaixaBank SA
Fixed until 09/13/2026, 6.68% (A), 09/13/2027 (B)	300,000	306,580
Citigroup, Inc.
4.40%, 06/10/2025	1,200,000	1,183,562
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (C)	EUR 300,000	284,664
Freedom Mortgage Corp.
12.00%, 10/01/2028 (B)	$ 100,000	109,002
Goldman Sachs Group, Inc.
Fixed until 06/15/2026, 4.39% (A), 06/15/2027	200,000	196,204
HSBC Holdings PLC
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	300,000	319,253
ING Groep NV
Fixed until 09/11/2033, 6.11% (A), 09/11/2034	200,000	207,681
Intesa Sanpaolo SpA
6.63%, 06/20/2033 (B)	400,000	415,341
Israel Discount Bank Ltd.
5.38%, 01/26/2028 (C)	300,000	292,500
JPMorgan Chase & Co.
Fixed until 06/01/2033, 5.35% (A), 06/01/2034	700,000	703,074
KBC Group NV
Fixed until 09/21/2033, 6.32% (A), 09/21/2034 (B)	200,000	209,966
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	388,360
4.55%, 08/16/2028	1,400,000	1,364,910
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	587,439
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	500,000	459,028
Fixed until 09/13/2027, 5.41% (A), 09/13/2028	500,000	504,448
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	587,542
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	500,000	500,732

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
NatWest Group PLC (continued)
Fixed until 11/10/2025, 7.47% (A), 11/10/2026	$ 200,000	$ 205,465
Nordea Bank Abp
5.38%, 09/22/2027 (B)	200,000	201,454
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (A), 01/24/2034	100,000	96,920
Santander Holdings USA, Inc.
3.45%, 06/02/2025	500,000	486,108
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	500,000	425,701
Standard Chartered PLC
Fixed until 07/06/2026, 6.19% (A), 07/06/2027 (B)	200,000	202,222
Fixed until 11/16/2027, 7.77% (A), 11/16/2028 (B)	500,000	535,159
Stichting AK Rabobank Certificaten
6.50% (D), 12/29/2049 (C) (E) (F)	EUR 735,350	839,772
Swedbank AB
6.14%, 09/12/2026 (B)	$ 300,000	304,019
Synchrony Bank
5.40%, 08/22/2025	500,000	495,613
UBS Group AG
3.75%, 03/26/2025	2,900,000	2,846,579
4.13%, 09/24/2025 (B)	400,000	391,839
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	392,605
US Bancorp
Fixed until 06/10/2033, 5.84% (A), 06/12/2034	100,000	102,009
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	500,000	477,632

		17,905,967

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	300,000	292,518
5.15%, 05/15/2038 (B)	100,000	95,220

		387,738

Biotechnology - 0.0% (G)
Illumina, Inc.
2.55%, 03/23/2031 (E)	200,000	165,422

Broadline Retail - 0.1%
Prosus NV
3.26%, 01/19/2027 (B)	400,000	370,512

Capital Markets - 0.7%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	600,000	592,197
Brighthouse Holdings LLC
6.50% (D), 07/27/2037 (B) (F)	300,000	273,000
Brookfield Finance, Inc.
3.90%, 01/25/2028	700,000	674,422
Cantor Fitzgerald LP
7.20%, 12/12/2028 (B)	100,000	103,530
Lazard Group LLC
4.38%, 03/11/2029 (E)	100,000	95,843
Nomura Holdings, Inc.
2.33%, 01/22/2027	600,000	553,292
6.07%, 07/12/2028	200,000	205,844

		2,498,128

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	$ 500,000	$ 469,925

Consumer Finance - 0.1%
Capital One Financial Corp.
Fixed until 02/01/2034, 6.05% (A), 02/01/2035	200,000	203,722
Fixed until 06/08/2033, 6.38% (A), 06/08/2034	200,000	207,774

		411,496

Containers & Packaging - 0.2%
Berry Global, Inc.
1.57%, 01/15/2026	100,000	93,511
4.88%, 07/15/2026 (B)	700,000	686,101

		779,612

Distributors - 0.2%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	800,000	716,473

Diversified REITs - 0.2%
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/2026	100,000	99,136
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	600,000	550,198

		649,334

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
3.50%, 09/15/2053	600,000	423,977

Electric Utilities - 3.4%
AES Corp.
5.45%, 06/01/2028	200,000	199,689
Alabama Power Co.
4.15%, 08/15/2044	400,000	337,832
Arizona Public Service Co.
2.65%, 09/15/2050	200,000	119,864
Black Hills Corp.
1.04%, 08/23/2024	300,000	294,700
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	300,000	330,037
Constellation Energy Generation LLC
5.80%, 03/01/2033	600,000	618,867
DTE Electric Co.
5.20%, 04/01/2033	100,000	101,404
Duke Energy Carolinas LLC
4.25%, 12/15/2041	400,000	344,752
Duke Energy Progress LLC
4.00%, 04/01/2052	200,000	158,889
5.25%, 03/15/2033	100,000	101,189
Edison International
6.95%, 11/15/2029	200,000	214,259
ENEL Finance International NV
4.63%, 06/15/2027 (B)	600,000	590,140
Entergy Mississippi LLC
2.85%, 06/01/2028	1,300,000	1,195,084
Eversource Energy
5.45%, 03/01/2028	200,000	202,513
Georgia Power Co.
3.25%, 03/15/2051	100,000	70,116
4.70%, 05/15/2032	600,000	585,761
Indianapolis Power & Light Co.
5.70%, 04/01/2054 (B)	300,000	301,084

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
IPALCO Enterprises, Inc.
5.75%, 04/01/2034 (B)	$ 200,000	$ 199,489
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	700,000	567,320
Louisville Gas & Electric Co.
5.45%, 04/15/2033	100,000	102,135
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	250,000	259,885
New York State Electric & Gas Corp.
5.65%, 08/15/2028 (B)	100,000	102,327
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	400,000	396,399
Northern States Power Co.
2.60%, 06/01/2051	100,000	61,690
Pacific Gas & Electric Co.
3.30%, 12/01/2027	100,000	92,974
3.50%, 06/15/2025	240,000	233,822
3.75%, 08/15/2042	800,000	595,001
4.25%, 03/15/2046	600,000	468,942
6.10%, 01/15/2029	100,000	103,003
PacifiCorp
5.50%, 05/15/2054	300,000	288,647
5.80%, 01/15/2055	300,000	296,007
Southern California Edison Co.
3.90%, 03/15/2043	200,000	160,925
4.00%, 04/01/2047	900,000	712,813
4.05%, 03/15/2042	100,000	82,972
4.65%, 10/01/2043	100,000	88,501
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,057,715
Virginia Electric & Power Co.
5.35%, 01/15/2054	300,000	294,582
WEC Energy Group, Inc.
5.60%, 09/12/2026	200,000	202,266
Xcel Energy, Inc.
4.60%, 06/01/2032	300,000	282,474

		12,416,069

Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	300,000	295,115
Aircastle Ltd.
4.13%, 05/01/2024	200,000	199,677
4.25%, 06/15/2026	200,000	194,301
Ally Financial, Inc.
Fixed until 01/03/2029, 6.85% (A), 01/03/2030	100,000	102,968
Antares Holdings LP
6.50%, 02/08/2029 (B)	250,000	248,386
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	400,000	398,476
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	239,000	212,652
2.88%, 02/15/2025 (B)	100,000	97,312
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	600,000	590,259
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	400,000	395,414

		2,734,560

Food Products - 0.0% (G)
Post Holdings, Inc.
6.25%, 02/15/2032 (B)	100,000	100,731

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.4%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	$ 700,000	$ 679,797
Southern California Gas Co.
4.13%, 06/01/2048	900,000	735,164

		1,414,961

Ground Transportation - 0.3%
DAE Funding LLC
2.63%, 03/20/2025 (B)	600,000	580,620
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	535,000	534,165

		1,114,785

Health Care Providers & Services - 1.0%
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	583,878
Banner Health
1.90%, 01/01/2031	400,000	328,923
Centene Corp.
3.00%, 10/15/2030	423,000	362,524
CHRISTUS Health
4.34%, 07/01/2028	600,000	588,187
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	67,274	58,895
HCA, Inc.
4.13%, 06/15/2029	200,000	189,322
5.20%, 06/01/2028	300,000	300,918
Humana, Inc.
5.75%, 03/01/2028	500,000	511,139
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	564,950

		3,488,736

Health Care REITs - 0.1%
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	300,000	243,141

Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc.
2.85%, 04/15/2031	300,000	258,703
Sands China Ltd.
4.05%, 01/08/2026	400,000	384,476

		643,179

Insurance - 0.6%
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	200,000	207,532
Athene Holding Ltd.
5.88%, 01/15/2034	200,000	200,557
CNA Financial Corp.
5.50%, 06/15/2033	200,000	202,889
Equitable Financial Life Global Funding
5.50%, 12/02/2025 (B)	400,000	399,153
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	200,000	173,993
GA Global Funding Trust
2.90%, 01/06/2032 (B)	400,000	328,435
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	500,000	481,134

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Reinsurance Group of America, Inc.
6.00%, 09/15/2033	$ 100,000	$ 103,718
Willis North America, Inc.
5.35%, 05/15/2033	100,000	99,494

		2,196,905

IT Services - 0.0% (G)
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (B)	100,000	93,702

Machinery - 0.2%
Ingersoll Rand, Inc.
5.40%, 08/14/2028	100,000	101,359
Weir Group PLC
2.20%, 05/13/2026 (B)	500,000	464,238

		565,597

Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/2028	100,000	94,233
Comcast Corp.
2.94%, 11/01/2056	2,152,000	1,360,025
DISH Network Corp.
11.75%, 11/15/2027 (B)	200,000	203,712

		1,657,970

Metals & Mining - 0.1%
Glencore Funding LLC
5.70%, 05/08/2033 (B)	100,000	101,742
Northern Star Resources Ltd.
6.13%, 04/11/2033 (B)	100,000	100,428

		202,170

Office REITs - 0.2%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	700,000	676,368
Hudson Pacific Properties LP
5.95%, 02/15/2028 (E)	100,000	92,401

		768,769

Oil, Gas & Consumable Fuels - 1.0%
Aker BP ASA
4.00%, 01/15/2031 (B)	200,000	182,761
Boardwalk Pipelines LP
3.40%, 02/15/2031	600,000	532,342
Cheniere Energy Partners LP
5.95%, 06/30/2033	400,000	409,698
Enbridge, Inc.
5.70%, 03/08/2033	300,000	307,140
Energy Transfer LP
4.75%, 01/15/2026	100,000	98,976
5.80%, 06/15/2038	700,000	697,001
7.50%, 07/01/2038	150,000	172,556
Flex Intermediate Holdco LLC
4.32%, 12/30/2039 (B)	100,000	72,863
Kinder Morgan, Inc.
5.20%, 06/01/2033	200,000	196,908
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	500,000	500,000
MPLX LP
5.00%, 03/01/2033	100,000	97,115
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	179,961

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	$ 200,000	$ 214,081
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	40,000	39,243

		3,700,645

Passenger Airlines - 0.6%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	403,342	367,441
3.25%, 04/15/2030	134,569	121,550
3.50%, 08/15/2033	78,300	68,117
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	176,331	162,337
3.80%, 03/20/2033 (B)	248,215	233,544
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	134,560	116,307
United Airlines Pass-Through Trust
2.88%, 04/07/2030	619,065	560,993
3.10%, 04/07/2030	619,065	551,226

		2,181,515

Pharmaceuticals - 0.4%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,600,000	1,339,326

Professional Services - 0.2%
Global Payments, Inc.
4.95%, 08/15/2027	800,000	793,836
Moody’s Corp.
5.25%, 07/15/2044	100,000	98,523

		892,359

Residential REITs - 0.2%
Essex Portfolio LP
4.00%, 03/01/2029	700,000	667,187
Sun Communities Operating LP
5.50%, 01/15/2029	100,000	99,789

		766,976

Retail REITs - 0.2%
NNN REIT, Inc.
4.80%, 10/15/2048	700,000	612,107

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	400,000	318,736
Micron Technology, Inc.
6.75%, 11/01/2029	200,000	214,778
Skyworks Solutions, Inc.
1.80%, 06/01/2026	400,000	370,727

		904,241

Software - 0.5%
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,217,031
4.90%, 02/06/2033	600,000	588,214

		1,805,245

Specialized REITs - 0.7%
American Tower Corp.
4.00%, 06/01/2025	1,250,000	1,228,369
4.05%, 03/15/2032	300,000	274,754
5.90%, 11/15/2033	300,000	310,888

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Specialized REITs (continued)
VICI Properties LP
4.75%, 02/15/2028	$ 500,000	$ 487,439
Weyerhaeuser Co.
4.75%, 05/15/2026	200,000	198,210

		2,499,660

Tobacco - 0.1%
Philip Morris International, Inc.
5.38%, 02/15/2033	300,000	302,519

Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
5.05%, 07/15/2033	500,000	494,598
Vodafone Group PLC
5.63%, 02/10/2053 (E)	100,000	99,536

		594,134

Total Corporate Debt Securities (Cost $74,734,537)		69,795,432

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
Brazil - 0.8%
Brazil Letras do Tesouro Nacional Series LTN,
Zero Coupon, 07/01/2024	BRL 14,600,000	2,841,865

Canada - 0.4%
Province of Quebec
2.50%, 04/20/2026	$ 1,700,000	1,624,227

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	600,000	537,136

Indonesia - 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	600,000	589,353

Italy - 0.1%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026 (B)	200,000	198,235

Mexico - 0.2%
Mexico Government International Bonds
6.34%, 05/04/2053	200,000	197,441
Mexico Udibonos
Series S,
2.75%, 11/27/2031	MXN 8,761,546	451,350
3.00%, 12/03/2026	1,054,631	58,925
4.00%, 11/30/2028	3,163,892	181,543

		889,259

Panama - 0.1%
Panama Government International Bonds
6.88%, 01/31/2036	$ 200,000	197,500

Poland - 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/2029	100,000	99,295
5.13%, 09/18/2034	200,000	199,112

		298,407

Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/2029	300,000	268,752

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania - 0.2%
Romania Government International Bonds
2.13%, 03/07/2028 (B)	EUR 400,000	$ 396,154
2.63%, 12/02/2040 (B)	200,000	147,002
3.75%, 02/07/2034 (B)	200,000	189,178

		732,334

Serbia - 0.1%
Serbia International Bonds
6.25%, 05/26/2028 (B)	$ 400,000	407,720

Total Foreign Government Obligations (Cost $8,925,093)		8,584,788

LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC Term Loan,
4.61% (H), 10/15/2038 (I)	331,832	296,191

Total Loan Assignment (Cost $328,206)		296,191

MORTGAGE-BACKED SECURITIES - 3.0%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	92,643	85,982
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month Term SOFR + 1.10%, 6.42% (A), 04/15/2036 (B)	700,000	699,812
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month Term SOFR + 1.34%, 6.67% (A), 02/15/2039 (B)	766,863	757,541
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month Term SOFR + 0.67%, 6.00% (A), 05/25/2037	217,801	198,603
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month Term SOFR + 0.71%, 6.04% (A), 05/25/2035	25,639	21,032
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	700,000	650,248
CSWF Corp.
Series 2021-SOP2, Class A,
1-Month Term SOFR + 1.08%, 6.41% (A), 06/15/2034 (B)	443,978	425,314
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month Term SOFR + 1.26%, 6.59% (A), 10/15/2043 (B)	300,000	288,487
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month Term SOFR + 1.19%, 6.52% (A), 07/15/2038 (B)	639,979	639,778

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.24% (A), 07/19/2035	$ 53,846	$ 39,384
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month Term SOFR + 1.16%, 6.49% (A), 02/18/2038 (B)	593,768	583,984
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	900,000	861,912
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (I)	678,445	626,532
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month Term SOFR + 0.79%, 6.12% (A), 04/25/2028	87,161	83,203
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	196,715	186,037
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,557,083
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month Term SOFR + 0.63%, 5.96% (A), 05/25/2035	10,372	10,065
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	1,000,000	915,067
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	361,369	339,232
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	213,363	198,626
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month Term SOFR + 1.21%, 6.54% (A), 11/15/2038 (B)	700,000	677,262
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month Term SOFR + 0.35%, 5.68% (A), 03/25/2035	176,523	133,552
Towd Point Mortgage Funding - Granite4 PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 6.37% (A), 10/20/2051 (B)	GBP 522,689	659,842
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 6.14% (A), 08/25/2046	$ 449,273	357,895

Total Mortgage-Backed Securities (Cost $11,632,597)		10,996,473

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.1%
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	$ 300,000	$ 354,524

Texas - 0.0% (G)
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
5.10%, 04/01/2035	100,000	100,875

Total Municipal Government Obligations (Cost $486,599)		455,399

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.8%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048 - 08/01/2053	2,305,424	2,204,295
5.50%, 09/01/2052 - 06/01/2053	2,046,863	2,038,162
6.00%, 01/01/2053 - 11/01/2053	4,206,371	4,250,121
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.09% (A), 04/25/2028	1,700,000	1,595,654
Federal Home Loan Mortgage Corp. REMICS
1-Month SOFR Average + 0.46%, 5.74% (A), 01/15/2038	385,903	383,473
1-Month SOFR Average + 0.51%, 5.83% (A), 02/15/2041 - 09/15/2045	382,879	377,353
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
0.00% (A), 01/15/2038	385,903	20,956
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.78%, 0.46% (A), 09/15/2043	529,235	45,228
Federal National Mortgage Association
3.50%, 06/01/2045	60,182	54,985
4.00%, 09/01/2050	1,398,993	1,301,099
4.50%, 04/01/2028 - 10/01/2041	136,469	133,857
5.50%, 07/01/2053 - 08/01/2053	1,974,389	1,966,636
6.00%, 01/01/2053	897,967	907,333
Federal National Mortgage Association REMICS
1-Month SOFR Average + 0.66%, 5.98% (A), 02/25/2041	47,573	47,520
Federal National Mortgage Association REMICS, Interest Only STRIPS
3.00%, 03/25/2028	153,642	5,954
Government National Mortgage Association
4.50%, 11/20/2052	658,433	633,130
Government National Mortgage Association REMICS
1-Month Term SOFR + 0.91%, 6.24% (A), 05/20/2066 - 06/20/2066	1,751,030	1,746,296
Government National Mortgage Association, TBA
3.00%, 04/20/2054 (J)	4,100,000	3,619,548
4.00%, 04/20/2054 (J)	2,000,000	1,873,303
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month SOFR Average + 0.81%, 6.13% (A), 12/26/2031 (B)	1,842	1,840

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month SOFR Average + 1.06%, 6.38% (A), 11/25/2065 (B)	$ 176,065	$ 175,587
Tagua Leasing LLC
1.58%, 11/16/2024	13,728	13,532
Tennessee Valley Authority
3.88%, 03/15/2028	900,000	884,718
Uniform Mortgage-Backed Security, TBA
3.00%, 04/01/2054 (J)	7,700,000	6,631,656
4.00%, 04/01/2054 (J)	5,000,000	4,634,820
4.50%, 04/01/2054 (J)	400,000	381,250
5.00%, 04/01/2054 (J)	400,000	390,590
5.50%, 04/01/2054 (J)	7,400,000	7,368,420
6.00%, 04/01/2054 (J)	2,000,000	2,019,310
6.50%, 04/01/2054 (J)	900,000	919,834

Total U.S. Government Agency Obligations (Cost $47,059,692)		46,626,460

U.S. GOVERNMENT OBLIGATIONS - 33.5%
U.S. Treasury - 30.5%
U.S. Treasury Bonds
1.13%, 05/15/2040 (K)	1,240,000	776,163
1.38%, 11/15/2040 (K)	6,550,000	4,219,633
1.75%, 08/15/2041 (K)	13,800,000	9,329,016
1.88%, 02/15/2041 (K)	4,600,000	3,212,273
2.00%, 11/15/2041	3,200,000	2,248,875
2.25%, 05/15/2041 (K)	1,300,000	962,102
2.38%, 02/15/2042	500,000	372,500
2.88%, 11/15/2046 (K)	1,598,000	1,233,519
3.00%, 11/15/2045	70,000	55,688
3.00%, 02/15/2048 - 08/15/2048 (K)	3,220,000	2,521,493
3.13%, 11/15/2041 (K)	3,320,000	2,793,598
3.25%, 05/15/2042	2,800,000	2,383,938
3.38%, 08/15/2042	2,700,000	2,335,711
3.63%, 08/15/2043	1,000,000	890,859
3.88%, 05/15/2043 (K)	3,000,000	2,773,008
4.00%, 11/15/2042	3,800,000	3,584,914
4.38%, 05/15/2041 - 08/15/2043 (K)	18,700,000	18,549,410
4.50%, 02/15/2044 (E)	200,000	201,375
4.75%, 02/15/2041 - 11/15/2043	5,170,000	5,378,428
U.S. Treasury Notes
1.25%, 04/30/2028 - 09/30/2028	1,000,000	882,500
2.88%, 08/15/2028	500,000	472,402
3.50%, 04/30/2028	900,000	873,492
3.63%, 03/31/2030	1,100,000	1,065,496
3.75%, 05/31/2030 - 06/30/2030	3,700,000	3,604,765
4.00%, 06/30/2028 - 02/15/2034	6,500,000	6,405,137
4.13%, 07/31/2028 - 08/31/2030	2,000,000	1,988,594
4.25%, 02/28/2029	17,400,000	17,432,625
4.38%, 11/30/2030	3,000,000	3,027,070
4.50%, 11/15/2033	6,600,000	6,752,625
4.63%, 09/30/2028 - 09/30/2030	2,300,000	2,345,895
4.88%, 10/31/2028 - 10/31/2030	2,000,000	2,068,437

		110,741,541

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 3.0%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	$ 2,001,294	$ 1,750,678
0.63%, 07/15/2032	2,545,824	2,311,813
1.13%, 01/15/2033	2,700,463	2,536,308
1.75%, 01/15/2034	4,311,352	4,262,781

		10,861,580

Total U.S. Government Obligations (Cost $134,725,157)		121,603,121

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bills
5.37% (L), 05/09/2024	578,000	574,785

Total Short-Term U.S. Government Obligations (Cost $574,809)		574,785

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (L)	796,130	796,130

Total Other Investment Company (Cost $796,130)		796,130

	Principal	Value
REPURCHASE AGREEMENTS - 45.1%
BNP Paribas SA, 5.43% (L), dated 03/28/2024, to be repurchased at $155,493,758 on 04/01/2024. Collateralized by a U.S. Government Obligation, 1.25%, due 04/15/2028, and with a value of $158,761,935.	$ 155,400,000	155,400,000
Fixed Income Clearing Corp., 2.50% (L), dated 03/28/2024, to be repurchased at $8,275,021 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.00%, due 12/15/2025, and with a value of $8,438,272.	8,272,723	8,272,723

Total Repurchase Agreements (Cost $163,672,723)		163,672,723

Total Investments Excluding Options Purchased (Cost $454,186,569)		434,597,163
Total Options Purchased - 0.4% (Cost $3,570,959)		1,376,949

Total Investments Before Securities Sold Short (Cost $457,757,528)		435,974,112

	Principal	Value
TBA SHORT COMMITMENTS - (1.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - (1.1)%
Uniform Mortgage-Backed Security, TBA
4.50%, 04/01/2054 (J)	$ (2,000,000)	$ (1,906,249)
5.50%, 04/01/2054 (J)	(1,900,000)	(1,891,892)

Total U.S. Government Agency Obligations (Proceeds $(3,776,469))		(3,798,141)

Total TBA Short Commitments (Proceeds $(3,776,469))		(3,798,141)

Net Other Assets (Liabilities), Net of Securities Sold Short - (19.0)%		(68,984,357)

Net Assets - 100.0%		$ 363,191,614

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (16.1)% (M)

Barclays Capital, Inc., 5.00% (L), dated 03/28/2024, to be repurchased at $(17,496,715) on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 02/28/2029, and with a value of $(17,499,648).

	$ (17,487,000)	$ (17,496,715)
BofA Securities, Inc., 5.50% (L), dated 03/28/2024, to be repurchased at $(4,566,754) on 04/04/2024. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2041, and with a value of $(4,574,288).	(4,561,875)	(4,564,663)
Deutsche Bank Securities, Inc., 5.39% (L), dated 03/06/2024, to be repurchased at $(4,651,268) on 04/03/2024. Collateralized by a U.S. Government Obligation, 4.75%, due 11/15/2043, and with a value of $(4,630,654).	(4,631,850)	(4,649,881)
Deutsche Bank Securities, Inc., 5.40% (L), dated 03/25/2024, to be repurchased at $(4,943,425) on 04/02/2024. Collateralized by a U.S. Government Obligation, 4.00%, due 02/15/2034, and with a value of $(4,947,540).	(4,937,500)	(4,942,684)
Deutsche Bank Securities, Inc., 5.42% (L), dated 03/07/2024 – 03/08/2024, to be repurchased at $(12,301,728) on 04/18/2024. Collateralized by U.S. Government Obligations, 1.75% - 4.38%, due 08/15/2041 - 08/15/2043, and with a total value of $(12,106,960).	(12,225,375)	(12,270,438)
Deutsche Bank Securities, Inc., 5.43% (L), dated 03/25/2024, to be repurchased at $(3,119,073) on 04/08/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 11/15/2033, and with a value of $(3,121,259).	(3,112,500)	(3,115,786)
Wood Gundy, Inc., 5.42% (L), dated 03/06/2024, to be repurchased at $(11,492,655) on 04/09/2024. Collateralized by U.S. Government Obligations, 3.88% - 4.50%, due 11/15/2033 - 08/15/2043, and with a total value of $(11,440,855).	(11,434,125)	(11,478,883)

Total Reverse Repurchase Agreements	$ (58,390,225)	$ (58,519,050)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD4,050.00	12/20/2024	USD	209,648,565	399	$3,570,959	$1,376,949

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	CITI	1-Year USD-SOFR	Receive	2.50%	04/08/2024	EUR	300,000	$(551)	$(77)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.50	04/08/2024	USD	300,000	(1,125)	(17)
Call - 10-Year	MSC	1-Year USD-SOFR	Receive	3.62	04/01/2024	USD	900,000	(3,330)	(18)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.69	04/18/2024	USD	100,000	(395)	(239)
Put - 5-Year	CITI	1-Year USD-SOFR	Pay	2.85	04/08/2024	EUR	300,000	(551)	(48)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.90	04/08/2024	USD	300,000	(1,125)	(736)
Put - 10-Year	MSC	1-Year USD-SOFR	Pay	4.03	04/01/2024	USD	900,000	(3,285)	(38)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	4.09	04/18/2024	USD	100,000	(395)	(90)

Total								$(10,757)	$(1,263)

								Premiums (Received)	Value
TOTAL WRITTEN SWAPTIONS								$(10,757)	$(1,263)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (N)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024 (O)	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T, Inc.	1.00%	Quarterly	06/20/2028	0.59%	USD	500,000	$7,805	$(4,580)	$12,385
General Motors Co.	5.00	Quarterly	06/20/2028	0.82	USD	400,000	64,643	49,364	15,279

Total							$72,448	$44,784	$27,664

Credit Default Swap Agreements on Credit Indices - Sell Protection (N)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 36	1.00%	Quarterly	12/20/2026	USD	644,000	$(3,153)	$(12,078)	$8,925
MSCI Emerging Markets Index - Series 40	1.00	Quarterly	12/20/2028	USD	200,000	(4,682)	(8,987)	4,305

Total						$(7,835)	$(21,065)	$13,230

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-SOFR	Pay	1.44%	Semi-Annually/Quarterly	07/21/2031	USD	2,400,000	$428,834	$(339)	$429,173
3-Month USD-SOFR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,900,000	308,982	—	308,982
3-Month USD-SOFR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	2,000,000	650,472	(63,008)	713,480
6-Month AUD-BBR-BBSW	Receive	4.75	Semi-Annually	12/20/2033	AUD	7,000,000	51,929	(86,106)	138,035
6-Month CAD-CDOR	Receive	1.22	Semi-Annually	03/03/2025	CAD	500,000	(12,550)	(11,225)	(1,325)
6-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	(47,586)	(42,578)	(5,008)
6-Month CAD-CDOR	Pay	3.50	Semi-Annually	06/01/2032	CAD	2,500,000	(4,668)	(20,421)	15,753
6-Month CAD-CDOR	Pay	3.75	Semi-Annually	12/20/2033	CAD	500,000	(6,635)	(2,888)	(3,747)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	2,200,000	736,465	(85,699)	822,164
12-Month USD-SOFR	Receive	3.37	Annually	07/12/2053	USD	100,000	(6,041)	—	(6,041)
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	2,500,000	(65,128)	—	(65,128)
12-Month USD-SOFR	Receive	3.50	Annually	06/22/2030	USD	1,000,000	(36,933)	—	(36,933)
12-Month USD-SOFR	Pay	3.60	Annually	01/17/2034	USD	200,000	4,587	—	4,587
12-Month USD-SOFR	Pay	3.60	Annually	08/15/2033	USD	3,800,000	75,438	—	75,438
12-Month USD-SOFR	Pay	3.61	Annually	08/15/2033	USD	5,100,000	99,469	—	99,469
12-Month USD-SOFR	Pay	3.61	Annually	08/15/2033	USD	1,000,000	19,403	—	19,403

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
12-Month USD-SOFR	Pay	3.62%	Annually	08/15/2033	USD	1,300,000	$24,252	$—	$24,252
12-Month USD-SOFR	Receive	3.62	Annually	01/31/2034	USD	400,000	(8,250)	—	(8,250)
12-Month USD-SOFR	Pay	3.65	Annually	01/08/2034	USD	100,000	1,942	—	1,942
12-Month USD-SOFR	Receive	3.71	Annually	03/05/2034	USD	700,000	(8,133)	—	(8,133)
12-Month USD-SOFR	Receive	3.75	Annually	07/12/2033	USD	100,000	(1,870)	—	(1,870)
12-Month USD-SOFR	Receive	3.76	Annually	08/23/2033	USD	300,000	(4,857)	—	(4,857)
12-Month USD-SOFR	Receive	3.95	Annually	09/13/2033	USD	500,000	364	—	364
12-Month USD-SOFR	Receive	4.15	Annually	10/12/2033	USD	500,000	9,321	—	9,321
12-Month USD-SOFR	Receive	4.17	Annually	09/27/2033	USD	600,000	11,579	—	11,579
12-Month USD-SOFR	Receive	4.22	Annually	10/20/2033	USD	300,000	7,448	—	7,448

Total							$2,227,834	$(312,264)	$2,540,098

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	39	06/28/2024	$7,983,473	$7,974,890	$—	$(8,583)
5-Year U.S. Treasury Notes	11	06/28/2024	1,175,726	1,177,172	1,446	—
10-Year Canada Government Bonds	25	06/19/2024	2,209,043	2,221,033	11,990	—
10-Year U.S. Treasury Notes	98	06/18/2024	10,793,155	10,858,094	64,939	—
E-Mini Russell 2000® Index	170	06/21/2024	17,887,046	18,240,150	353,104	—
MSCI EAFE Mini Index	308	06/21/2024	35,898,251	36,299,340	401,089	—
S&P 500® E-Mini Index	610	06/21/2024	158,857,621	161,909,250	3,051,629	—

Total					$3,884,197	$(8,583)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(7)	06/13/2024	$(6,734,293)	$(6,735,962)	$—	$(1,669)
10-Year U.S. Treasury Ultra Notes	(343)	06/18/2024	(39,014,045)	(39,311,016)	—	(296,971)
30-Year U.S. Treasury Bonds	(56)	06/18/2024	(6,698,231)	(6,744,500)	—	(46,269)
U.S. Treasury Ultra Bonds	(16)	06/18/2024	(2,002,979)	(2,064,000)	—	(61,021)

Total					$—	$(405,930)

Total Futures Contracts					$3,884,197	$(414,513)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/02/2024	USD	535,069	GBP	423,030	$1,136	$—
BNP	04/30/2024	INR	29,158,220	USD	351,182	—	(1,856)
BNP	06/20/2024	USD	255,190	TWD	7,897,970	6,105	—
BNP	07/22/2024	PLN	1,778,809	USD	438,979	5,729	—
BOA	04/02/2024	USD	93,025	DKK	639,973	452	—
BOA	04/02/2024	USD	3,234,979	EUR	2,987,000	12,203	—
BOA	04/02/2024	USD	121,748	GBP	95,970	618	—
BOA	04/30/2024	IDR	5,644,702,505	USD	360,523	—	(4,822)
CITI	04/02/2024	USD	33,842	AUD	52,000	—	(46)
CITI	04/02/2024	USD	938,762	CAD	1,274,861	—	(2,435)
CITI	04/02/2024	USD	764,980	CHF	670,325	21,539	—
CITI	04/19/2024	USD	31,403	CNH	228,000	—	(10)
CITI	04/26/2024	USD	196,750	CNH	1,415,807	1,625	—
CITI	04/30/2024	USD	36,881	TWD	1,166,764	294	—
DUB	04/30/2024	USD	287,507	MXN	4,886,000	—	(5,033)
GSB	07/02/2024	USD	2,907,712	BRL	14,600,000	22,356	—
HSBC	04/19/2024	USD	242,550	CNH	1,742,655	2,454	—
HSBC	06/20/2024	INR	1,414,164	USD	16,893	21	—
JPM	04/02/2024	USD	11,126	DKK	76,365	80	—
JPM	05/03/2024	BRL	1,844,658	USD	373,261	—	(6,671)
JPM	06/20/2024	USD	144,978	TWD	4,458,624	4,362	—
SCB	04/02/2024	USD	31,716	CNH	227,883	337	—
SCB	04/02/2024	JPY	235,261,760	USD	1,579,055	—	(24,467)
SCB	04/19/2024	USD	142,853	CNH	1,026,870	1,375	—
SCB	04/26/2024	USD	304,687	CNH	2,192,650	2,498	—

Total						$83,184	$(45,340)

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$11,195,661	$—	$11,195,661
Corporate Debt Securities	—	69,795,432	—	69,795,432
Foreign Government Obligations	—	8,584,788	—	8,584,788
Loan Assignment	—	296,191	—	296,191
Mortgage-Backed Securities	—	10,996,473	—	10,996,473
Municipal Government Obligations	—	455,399	—	455,399
U.S. Government Agency Obligations	—	46,626,460	—	46,626,460
U.S. Government Obligations	—	121,603,121	—	121,603,121
Short-Term U.S. Government Obligations	—	574,785	—	574,785
Other Investment Company	796,130	—	—	796,130
Repurchase Agreements	—	163,672,723	—	163,672,723
Exchange-Traded Options Purchased	1,376,949	—	—	1,376,949

Total Investments	$2,173,079	$433,801,033	$—	$435,974,112

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$72,448	$—	$72,448
Centrally Cleared Interest Rate Swap Agreements	—	2,430,485	—	2,430,485
Futures Contracts (S)	3,884,197	—	—	3,884,197
Forward Foreign Currency Contracts (S)	—	83,184	—	83,184

Total Other Financial Instruments	$3,884,197	$2,586,117	$—	$6,470,314

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligations	$—	$(3,798,141)	$—	$(3,798,141)

Total Securities Sold Short	$—	$(3,798,141)	$—	$(3,798,141)

Other Financial Instruments
Reverse Repurchase Agreements	$—	$(58,519,050)	$—	$(58,519,050)
Over-the-Counter Interest Rate Swaptions Written	—	(1,263)	—	(1,263)
Centrally Cleared Credit Default Swap Agreements	—	(7,835)	—	(7,835)
Centrally Cleared Interest Rate Swap Agreements	—	(202,651)	—	(202,651)
Futures Contracts (S)	(414,513)	—	—	(414,513)
Forward Foreign Currency Contracts (S)	—	(45,340)	—	(45,340)

Total Other Financial Instruments	$(414,513)	$(58,776,139)	$—	$(59,190,652)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $39,556,483, representing 10.9% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2024, the total value of Regulation S securities is $1,808,618, representing 0.5% of the Portfolio’s net assets.
(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2024; the maturity dates disclosed are the ultimate maturity dates.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $873,155, collateralized by cash collateral of $796,130 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $95,030. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Fixed rate loan commitment at March 31, 2024.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2024, the total value of securities is $922,723, representing 0.3% of the Portfolio’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2024 was $229,564 at a weighted average interest rate of 5.43%.
(L)	Rates disclosed reflect the yields at March 31, 2024.
(M)	The average amount of reverse repurchase agreements outstanding during the period ended March 31, 2024 was $5,738,360 at a weighted average interest rate of 5.00%.
(N)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(O)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(P)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (offshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BBR-BBSW	Bank Bill Swap Reference Rate
CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical — Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

SUBSEQUENT EVENT

Effective on or about May 1, 2024, the Portfolio will be renamed Transamerica BlackRock iShares Tactical – Balanced VP. Also on the effective date, the Portfolio’s principal investment strategies, principal risks, portfolio managers and investment management and sub-advisory fee schedules will change.

Transamerica Series Trust	Page 16